Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
Schedule of long-term debt

	As of	As of
	September 30,	December 31,
(In millions)	2014	2013
Senior secured term loan facility maturing in 2017 (Tranche B)	$—	$991
Senior secured term loan facility maturing in 2017 (Tranche C)(1)	—	1,198
Senior secured term loan facility maturing in 2021(2)	1,807	—
7.00% senior notes maturing in 2020	488	750
8.00% senior notes maturing in 2020(3)	391	602
Revolving credit facility maturing in 2019	—	—
7.10% notes maturing in 2018(4)	73	71
7.45% notes maturing in 2027(4)	161	159
7.25% notes maturing in 2038(4)	64	63
Vehicle capital leases(5)	36	32
Other	39	40
Less current portion	(39)	(39)
Total long-term debt	$3,020	$3,867

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(1)	As of December 31, 2013, presented net of $10 million in unamortized original issue discount paid as part of the 2013 amendment.

(2)	As of September 30, 2014, presented net of $18 million in unamortized original issue discount paid as part of the New Term Loan Facility as defined below under “––Refinancing of Indebtedness”.

(3)	As of September 30, 2014 and December 31, 2013, includes $1 million and $2 million, respectively, in unamortized premium received on the sale of $100 million aggregate principal amount of such notes.

(4)

The increase in the balance from December 31, 2013 to September 30, 2014 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

(5)

The Company has entered into a fleet management services agreement (the “Fleet Agreement”) which, among other things, allows the Company to obtain fleet vehicles through a leasing program. All leases under the Fleet Agreement are capital leases for accounting purposes. The lease rental payments include an interest component calculated using a variable rate based on one-month LIBOR plus other contractual adjustments and a borrowing margin totaling 2.45 percent.

	As of December 31,
(In millions)	2013	2012
Senior secured term loan facility maturing in 2014 (Tranche A)	$—	$1,219
Senior secured term loan facility maturing in 2017 (Tranche B)	991	1,001
Senior secured term loan facility maturing in 2017 (Tranche C)(1)	1,198	—
7.00% senior notes maturing in 2020	750	750
8.00% senior notes maturing in 2020(2)	602	603
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(3)	71	69
7.45% notes maturing in 2027(3)	159	156
7.25% notes maturing in 2038(3)	63	62
Vehicle capital leases(4)	32	16
Other	40	48
Less current portion	(39)	(43)

Total long-term debt	$3,867	$3,881

(1)
Presented net of $10 million in unamortized original issue discount paid as part of the 2013 Term Loan Facility Amendment.

(2)
As of December 31, 2013 and 2012, includes $2 million and $3 million, respectively, in unamortized premium received on the sale of $100 million aggregate principal amount of such notes.

(3)
The increase in the balance from 2012 to 2013 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

(4)
SvM has entered into the Fleet Agreement. All leases under the Fleet Agreement are capital leases for accounting purposes. The lease rental payments include an interest component calculated using a variable rate based on one-month LIBOR plus other contractual adjustments and a borrowing margin totaling 2.45 percent.

Schedule of cumulative interest rate swaps outstanding

(In millions)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2011	$1,430	2.84%
Expired	(450)

Interest rate swap agreements in effect as of December 31, 2012	980	1.70%
Expired	(980)

Interest rate swap agreements in effect as of December 31, 2013	$—	—

(1)
Before the application of the applicable borrowing margin.